united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 7/31/22

Item 1. Reports to Stockholders.

Arrow Reserve Capital Management ETF

ARCM

Semi-Annual Report
July 31, 2022

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

Arrow Reserve Capital Management ETF
PORTFOLIO REVIEW (Unaudited)
July 31, 2022

The Fund’s performance figures* for the period ended July 31, 2022, as compared to its benchmark:

					Annualized
			Annualized	Annualized	Since Inception** -
	Six Months	One Year	Three Year	Five Year	July 31, 2022
Arrow Reserve Capital Management ETF - NAV	(0.30)%	(0.70)%	0.33%	0.98%	0.96%
Arrow Reserve Capital Management ETF - Market Price	(0.25)%	(0.60)%	0.35%	1.01%	0.96%
FTSE Treasury Bill 6 Month USD Index	0.31%	0.34%	0.69%	1.18%	1.16%

*	Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.arrowfunds.com or by calling 1-877-277-6933.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of market on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.arrowfunds.com. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, are 0.59% per the June 1, 2022 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 0.50% per the June 1, 2022 prospectus. The Fund’s total return would have been lower had the investment advisor not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the close of business on the day of commencement of trading on March 31, 2017.

The FTSE Treasury Bill 6 Month USD Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of six months. The Index reflects no deduction for fees, expenses or taxes. Investors cannot invest directly in an index.

The Fund’s Holdings by Asset Class as of July 31, 2022 are as follows:

Asset Class	% of Net Assets
Corporate Bonds	72.2%
Municipal Bonds	15.8%
U.S. Government & Agencies	7.1%
Other Assets In Excess Of Liabilities	4.9%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 72.2%
	AEROSPACE & DEFENSE — 2.2%
50,000	Boeing Company (The)		2.2000	10/30/22	$49,878
1,086,000	Boeing Company (The)		1.1670	02/04/23	1,072,606
					1,122,484
	AUTOMOTIVE — 2.6%
1,000,000	American Honda Finance Corporation		2.6000	11/16/22	1,000,873
153,000	Toyota Motor Credit Corporation(a)	SOFRINDX + 0.330%	1.8970	01/11/24	152,022
155,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.620%	2.1490	03/22/24	154,191
					1,307,086
	BANKING — 7.5%
655,000	Bank of America Corporation		3.3000	01/11/23	655,598
169,000	Bank of America Corporation(a)	SOFRRATE + 0.660%	1.8570	02/04/25	165,753
690,000	Capital One NA		2.1500	09/06/22	689,961
198,000	Citigroup, Inc.		2.7000	10/27/22	198,063
1,047,000	Discover Bank		3.3500	02/06/23	1,045,593
453,000	JPMorgan Chase & Company		3.2000	01/25/23	453,525
284,000	JPMorgan Chase & Company		3.8750	02/01/24	287,568
275,000	KeyBank NA(a)	SOFRRATE + 0.340%	1.9800	01/03/24	272,963
					3,769,024
	BIOTECH & PHARMA — 5.7%
264,000	AbbVie, Inc.		2.9000	11/06/22	263,803
832,000	AbbVie, Inc.		2.3000	11/21/22	830,615
565,000	AstraZeneca plc		0.3000	05/26/23	551,682
88,000	Bristol-Myers Squibb Company		2.7500	02/15/23	87,898
436,000	Bristol-Myers Squibb Company		7.1500	06/15/23	450,754
708,000	Zoetis, Inc.		3.2500	02/01/23	707,546
					2,892,298
	CONSUMER SERVICES — 0.4%
196,000	Princeton Theological Seminary		4.1050	07/01/23	196,174

	E-COMMERCE DISCRETIONARY — 1.3%
494,000	Amazon.com, Inc.		0.2500	05/12/23	485,297
150,000	Amazon.com, Inc.		2.7300	04/13/24	149,703
					635,000

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 72.2% (Continued)
	ELECTRIC UTILITIES — 4.2%
971,000	Dominion Energy, Inc.		2.7500	09/15/22	$969,774
35,000	Dominion Energy, Inc.(b)		2.4500	01/15/23	34,802
11,000	Duke Energy Corporation		2.4000	08/15/22	10,995
204,000	Eversource Energy		4.2000	06/27/24	204,869
292,000	Florida Power & Light Company(a)	SOFRRATE + 0.250%	1.4110	05/10/23	290,766
237,000	Florida Power & Light Company(a)	SOFRINDX + 0.380%	1.9480	01/12/24	234,268
322,000	Southern Company (The)		0.6000	02/26/24	306,519
67,000	Virginia Electric and Power Company		3.4500	09/01/22	66,998
					2,118,991
	FOOD — 4.2%
369,000	Campbell Soup Company		3.6500	03/15/23	368,799
378,000	Conagra Brands, Inc.		3.2500	09/15/22	378,173
859,000	Conagra Brands, Inc.		3.2000	01/25/23	857,794
501,000	General Mills, Inc.		2.6000	10/12/22	501,132
					2,105,898
	HEALTH CARE FACILITIES & SERVICES — 11.4%
509,000	Aetna, Inc.		2.7500	11/15/22	508,928
622,000	Anthem, Inc.		3.3000	01/15/23	622,095
1,013,000	Cigna Corporation		3.0500	11/30/22	1,012,557
208,000	CommonSpirit Health		2.9500	11/01/22	208,259
87,000	CVS Health Corporation		2.7500	12/01/22	86,947
379,000	Dignity Health		3.1250	11/01/22	379,037
402,000	Humana, Inc.		3.1500	12/01/22	401,999
526,000	Humana, Inc.		2.9000	12/15/22	525,054
87,000	Humana, Inc.		0.6500	08/03/23	84,606
934,000	McKesson Corporation		2.7000	12/15/22	932,084
67,000	McKesson Corporation		3.7960	03/15/24	67,232
907,000	SSM Health Care Corporation		3.6880	06/01/23	907,929
					5,736,727
	HOME & OFFICE PRODUCTS — 2.1%
1,044,000	Whirlpool Corporation		3.7000	03/01/23	1,046,293

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 72.2% (Continued)
	HOME CONSTRUCTION — 1.1%
161,000	DR Horton, Inc.		4.3750	09/15/22	$161,070
414,000	Lennar Corporation		4.7500	11/15/22	414,373
					575,443
	HOUSEHOLD PRODUCTS — 1.4%
720,000	Church & Dwight Company, Inc.		2.8750	10/01/22	719,331

	INSTITUTIONAL FINANCIAL SERVICES — 3.2%
174,000	Bank of New York Mellon Corporation (The)		1.8500	01/27/23	172,949
109,000	Goldman Sachs Group, Inc. (The)		3.6250	01/22/23	109,309
500,000	Goldman Sachs Group, Inc. (The)		3.2000	02/23/23	500,160
532,000	Goldman Sachs Group, Inc. (The)(a)	SOFRRATE + 0.700%	2.3200	01/24/25	520,973
110,000	Morgan Stanley(a)	SOFRRATE + 0.625%	2.6240	01/24/25	107,649
221,000	Morgan Stanley(a)	SOFRRATE + 1.165%	2.9450	04/17/25	219,088
					1,630,128
	INSURANCE — 5.1%
1,055,000	Chubb INA Holdings, Inc.		2.7000	03/13/23	1,053,184
35,000	Marsh & McLennan Companies, Inc.		3.8750	03/15/24	35,210
500,000	New York Life Global Funding(b)		1.1000	05/05/23	491,837
500,000	New York Life Global Funding(b)		3.1500	06/06/24	496,309
500,000	Principal Financial Group, Inc.		3.3000	09/15/22	500,038
					2,576,578
	LEISURE FACILITIES & SERVICES — 3.5%
483,000	Marriott International, Inc.		2.1250	10/03/22	481,843
387,000	Marriott International, Inc.		3.1250	02/15/23	387,152
390,000	Marriott International, Inc.		4.1500	12/01/23	392,509
561,000	Starbucks Corporation		3.1000	03/01/23	561,715
					1,823,219
	MACHINERY — 6.3%
1,125,000	Caterpillar Financial Services Corporation(a)	SOFRRATE + 0.170%	1.7360	01/10/24	1,112,094
707,000	Eaton Corporation		2.7500	11/02/22	706,342

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 72.2% (Continued)
	MACHINERY — 6.3% (Continued)
579,000	John Deere Capital Corporation(a)	SOFRRATE + 0.560%	1.8540	03/07/25	$571,385
825,000	Parker-Hannifin Corporation		3.5000	09/15/22	825,503
					3,215,324
	SOFTWARE — 1.1%
533,000	Oracle Corporation		2.5000	10/15/22	532,339

	SPECIALTY FINANCE — 5.6%
424,000	American Express Co		3.4000	02/22/24	423,467
449,000	American Express Company		3.3750	05/03/24	448,540
668,000	Capital One Financial Corp		3.9000	01/29/24	668,711
256,000	Capital One Financial Corporation		2.6000	05/11/23	254,555
713,000	Penske Truck Leasing Company Lp / PTL Finance(b)		4.2500	01/17/23	714,798
296,000	Penske Truck Leasing Company Lp / PTL Finance(b)		3.9000	02/01/24	295,226
29,000	Synchrony Financial		4.3750	03/19/24	28,959
					2,834,256
	TRANSPORTATION & LOGISTICS — 3.3%
1,020,000	JB Hunt Transport Services, Inc.		3.3000	08/15/22	1,020,106
175,000	Ryder System, Inc.		2.5000	09/01/22	174,945
20,000	Ryder System, Inc.		3.4000	03/01/23	19,987
441,000	Ryder System, Inc.		3.6500	03/18/24	440,210
					1,655,248
	TOTAL CORPORATE BONDS (Cost $36,756,269)				36,491,841

	MUNICIPAL BONDS — 15.8%
	AIRPORTS — 1.3%
275,000	City of Houston TX Airport System Revenue		1.0540	07/01/23	269,337
350,000	Port of Seattle WA		2.8360	05/01/24	346,611
					615,948
	APPROPRIATION — 1.1%
575,000	Virginia College Building Authority		2.6600	02/01/23	573,646

	CITY — 0.1%
60,000	City of Waterbury CT		4.1910	12/01/22	60,275

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 15.8% (Continued)
	COMBINED UTILITIES — 1.6%
480,000	City of Springfield MO Public Utility Revenue	0.4500	11/01/22	$477,704
370,000	Long Island Power Authority	0.3590	03/01/23	363,937
				841,641
	COUNTY — 0.8%
400,000	County of Westchester NY	2.5000	07/01/23	397,695

	ECON & INDUST DEVELOPMENT — 0.6%
100,000	New York State Energy Research & Development	1.6240	10/01/22	99,715
205,000	New York State Energy Research & Development	4.3360	04/01/24	204,995
				304,710
	ELECTRICITY AND PUBLIC POWER — 0.9%
150,000	Municipal Electric Authority of Georgia	0.6130	01/01/23	148,161
290,000	South Carolina Public Service Authority	2.9060	12/01/22	289,606
				437,767
	GOVERNMENT LEASE — 1.4%
625,000	City of Tempe AZ	0.3680	07/01/23	609,357
100,000	County of Pima AZ	0.4760	12/01/22	99,214
				708,571
	HIGHER EDUCATION — 0.4%
185,000	North Carolina Capital Facilities Finance Agency	0.8800	10/01/22	184,225

	HOSPITALS — 0.5%
235,000	University of Wisconsin Hospitals & Clinics	0.5900	04/01/23	230,786

	INCOME TAX FINANCING — 1.2%
110,000	New York City Transitional Finance Authority	3.2500	08/01/23	109,862
520,000	New York City Transitional Finance Authority	2.5700	11/01/23	514,894
				624,756
	SALES TAX — 1.4%
275,000	Sales Tax Securitization Corporation	0.7900	01/01/23	272,316
420,000	State of Illinois Sales Tax Revenue	0.6130	06/15/23	408,385
				680,701

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 15.8% (Continued)
	SINGLE-FAMILY HOUSING — 2.3%
175,000	Michigan State Housing Development Authority		0.4360	06/01/23	$170,874
1,030,000	New Jersey Economic Development Authority(c)		0.0000	02/15/23	1,012,522
					1,183,396
	STATE — 0.8%
155,000	Port Authority of New York & New Jersey		1.0860	07/01/23	152,183
260,000	State of New York		0.5300	03/15/24	249,219
					401,402
	TOLL ROADS, BRIDGES & TUNNELS — 0.5%
80,000	New Jersey Turnpike Authority		3.0860	01/01/24	79,618
195,000	Rhode Island Turnpike & Bridge Authority		2.1600	12/01/22	194,418
					274,036
	WATER AND SEWER — 0.9%
500,000	Missouri State Environmental Improvement & Energy		0.4530	01/01/23	495,604

	TOTAL MUNICIPAL BONDS (Cost $8,104,583)				8,015,159

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 7.1%
	U.S. TREASURY BILLS — 2.0%
1,000,000	United States Cash Management Bill(c)		0.000	08/09/22	999,553

	U.S. TREASURY NOTES — 5.1%
500,000	United States Treasury Floating Rate Note B(a)	USBMMY3M - 0.015%	2.5210	01/31/24	501,261
1,180,000	United States Treasury Note		0.1250	01/31/23	1,163,988

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 7.1% (Continued)
	U.S. TREASURY NOTES — 5.1% (Continued)
950,000	United States Treasury Note	0.1250	02/28/23	$934,775
				2,600,024
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,629,491)			3,599,577

	TOTAL INVESTMENTS - 95.1% (Cost $48,490,343)			$48,106,577
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%			2,502,049
	NET ASSETS - 100.0%			$50,608,626

PLC	- Public Limited Company

SOFRINDX	SOFRINDX

SOFRRATE	United States SOFR Secured Overnight Financing Rate

USBMMY3M	US Treasury 3 Month Bill Money Market Yield

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is $2,032,972 or 4.0% of net assets.

(c)	Zero coupon bond.

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2022

ASSETS
Investment securities:
At cost	$48,490,343
At value	$48,106,577
Cash	2,493,512
Interest receivable	287,164
Prepaid expenses and other assets	4,408
TOTAL ASSETS	50,891,661

LIABILITIES
Payable for investments purchased	205,000
Distributions payable	35,496
Payable to related parties	14,600
Investment advisory fees payable	7,907
Accrued expenses and other liabilities	20,032
TOTAL LIABILITIES	283,035
NET ASSETS	$50,608,626

Net Assets Consist Of:
Paid in capital	$50,991,210
Accumulated deficit	(382,584)
NET ASSETS	$50,608,626

Net Asset Value Per Share:
Net Assets	$50,608,626
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	510,000
Net asset value (Net Assets ÷ Shares Outstanding)	$99.23

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended July 31, 2022

INVESTMENT INCOME
Interest	$208,511
TOTAL INVESTMENT INCOME	208,511

EXPENSES
Investment advisory fees	75,335
Administrative services fees	38,082
Legal fees	13,909
Trustees fees and expenses	7,964
Audit fees	6,878
Transfer agent fees	4,345
Custodian fees	4,344
Printing and postage expenses	2,200
Professional fees	2,100
Listing fees	2,000
Insurance expense	396
Other expenses	172
TOTAL EXPENSES	157,725
Less: Fees waived/expenses reimbursed by the Advisor	(32,169)
NET EXPENSES	125,556

NET INVESTMENT INCOME	82,955

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(12,927)
Net change in unrealized depreciation on investments	(221,553)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(234,480)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(151,525)

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For Six Months Ended
	July 31, 2022	For Year Ended
	(Unaudited)	January 31, 2022
FROM OPERATIONS
Net investment income (loss)	$82,955	$(17,858)
Net realized gain (loss) on investments	(12,927)	18,968
Net change in unrealized depreciation on investments	(221,553)	(228,653)
Net decrease in net assets resulting from operations	(151,525)	(227,543)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	—	(2,915)
From distributable earnings	(65,841)	(5,245)
Net decrease in net assets resulting from distributions to shareholders	(65,841)	(8,160)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	5,002,537
Cost of shares redeemed	—	(4,995,594)
Transaction fees (Note 5)	—	300
Net increase in net assets resulting from shares of beneficial interest	—	7,243

TOTAL DECREASE IN NET ASSETS	(217,366)	(228,460)

NET ASSETS
Beginning of Period	50,825,992	51,054,452
End of Period	$50,608,626	$50,825,992

SHARE ACTIVITY
Shares Sold	—	50,000
Shares Redeemed	—	(50,000)
Net increase in shares of beneficial interest outstanding	—	—

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For Six Months Ended
	July 31, 2022	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Period Ended
	(Unaudited)	January 31, 2022	January 31, 2021	January 31, 2020	January 31, 2019	January 31, 2018 (1)(8)
Net asset value, beginning of period	$99.66	$100.11	$100.06	$100.17	$100.19	$100.00
Activity from investment operations:
Net investment income (loss) (2)	0.16	(0.03)	0.62	2.16	2.00	0.80
Net realized and unrealized gain (loss) on investments	(0.46)	(0.40)	0.14	0.18	(0.12)	0.09
Total from investment operations	(0.30)	(0.43)	0.76	2.34	1.88	0.89
Less distributions from:
Net investment income	(0.13)	(0.01)	(0.64)	(2.41)	(1.90)	(0.69)
Net realized gains	—	—	(0.06)	—	—	(0.01)
Return of capital	—	(0.01)	(0.01)	(0.04)	—	—
Total distributions	(0.13)	(0.02)	(0.71)	(2.45)	(1.90)	(0.70)
Net asset value, end of period	$99.23	$99.66	$100.11	$100.06	$100.17	$100.19
Total return (4)(6)	(0.30)%	(0.42)%	0.76%	2.37%	1.90%	0.89%
Net assets, at end of period (000s)	$50,609	$50,826	$51,054	$56,034	$56,095	$76,145
Ratio of gross expenses to average net assets (3)(7)	0.63%	0.59%	0.55%	0.54%	0.50%	0.52%
Ratio of net expenses to average net assets (3)	0.50%	0.50%	0.43%	0.42%	0.42%	0.42%
Ratio of net investment income (loss) to average net assets (3)	0.33%	(0.03)%	0.62%	2.16%	1.99%	0.94%
Portfolio Turnover Rate (4)(5)	24%	92%	118%	24%	33%	66%

(1)	The Arrow Reserve Capital Management ETF commenced operations on March 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day of the period and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Arrow Investment Advisors, LLC not waived fees or reimbursed a portion of the expenses, total returns would have been lower.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and /or expense reimbursements by Arrow Investment Advisors, LLC.

(8)	Effective November 1, 2017, the Fund had a 1:5 reverse stock split. Per share amounts for the period have been adjusted to give effect to the 1:5 reverse stock split.

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2022

1.	ORGANIZATION

The Arrow Reserve Capital Management ETF (the “Fund”) is a diversified series of Arrow Investments Trust (“Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to preserve capital while maximizing current income. The investment objective is non-fundamental. The Fund commenced operations on March 30, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods that include consideration of current market quotations from a major market maker in the securities and consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”), subject to review by the Board. The Board will review the fair value method in use for securities requiring a fair market value determination and supporting documentation from the Advisor at least quarterly for consistency with the Procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2022

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2022 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$36,491,841	$—	$36,491,841
Municipal Bonds	—	8,015,159	—	8,015,159
U.S. Treasury Bills	—	999,553	—	999,553
U.S. Treasury Notes	—	2,600,024	—	2,600,024
Total	$—	$48,106,577	$—	$48,106,577

The Fund did not hold any Level 3 securities during the period.

*	See Schedule of Investments for classification.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2022

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities or until call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended January 31, 2019 to January 31, 2021, or expected to be taken in the Fund’s January 31, 2022 year-end tax return. The Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expenses and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2022

maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

3.	INVESTMENT TRANSACTIONS

For the six months ended July 31, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $8,996,823 and $11,144,327, respectively.

For the six months ended July 31, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Advisor has engaged Halyard Asset Management LLC as the sub-advisor (the “Sub-Advisor”) to the Fund. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as custodian and to act as transfer and shareholder services agent.

The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Northern Lights Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund. Archer Distributors, LLC (“Archer”), an affiliate of the Advisor, is also a party to the Distribution Agreement

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2022

and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets. The Sub-Advisor is paid by the Advisor, not the Fund. For the six months July 31, 2022, the Fund incurred $155,332 in advisory fees. For the six months ended July 31, 2022, the Sub-Advisor earned $25,111 in sub-advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2023 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees and extraordinary expenses such as litigation expenses) will not exceed 0.50%, herein referred to as the “Expense Limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than its applicable Expense Limitation, the Advisor, on a rolling three-year period (within three years after the fees have been waived or reimbursed), shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the lesser of the Expense Limitation in place at the time of waiver or recapture. If the Fund’s operating expenses subsequently exceed the applicable Expense Limitation, the reimbursements for the Fund shall be suspended. For the six months ended July 31, 2022, the Advisor waived fees in the amount of $32,169 pursuant to the Waiver Agreement. The following amounts are subject to recapture by the Advisor through the following date:

1/31/2023	1/31/2024	1/31/2025
$71,845	$59,195	$49,061

The Advisor may seek reimbursement only for expenses that were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2022

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund or disclosed as capital shares for the Fund in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee
$150

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2022

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended January 31, 2022 and January 31, 2021 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2022	January 31, 2021
Ordinary Income	$—	$355,581
Long-Term Capital Gain	5,245	482
Return of Capital	2,915	4,507
	$8,160	$360,570

As of January 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(2,826)	$—	$—	$(162,392)	$(165,218)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $2,826.

Permanent book and tax differences, primarily attributable to net operating losses and distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended January 31, 2022 as follows:

Paid
In	Accumulated
Capital	Earnings
$(1,130)	$1,130

7. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$48,490,343	$9,932	$(393,698)	$(383,766)

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2022

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of the control of the Fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2022, Arrow Managed Futures Strategy Fund held 83.2% of the voting securities of the Fund.

9.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Distributions: The Board declared the following distributions after July 31, 2022:

Distribution Per Share	Ex Date	Record Date	Payable Date
$0.0929	8/31/2022	9/1/2022	9/7/2022

Arrow Reserve Capital Management ETF
EXPENSE EXAMPLE (Unaudited)
July 31, 2022

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange traded funds. This example does not take into account transaction costs, such as brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 through July 31, 2022.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid During	Expenses Paid
	Account Value	Account Value	Period*	During Period**
	2/1/2022	7/31/2022	2/1/2022 - 7/31/2022	2/1/2022 - 7/31/2022
Actual	$1,000.00	$997.00	$2.48	0.50%
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

*	“Actual” expense information for the Fund is for the period from February 1, 2022 to July 31, 2022. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 181/365 (to reflect the period from February 1, 2022 to July 31, 2022). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

**	Annualized.

Arrow Reserve Capital Management ETF
Additional Information (Unaudited)
July 31, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended July 31, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Arrow Investments Trust

Rev. November 2011

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

INVESTMENT SUB-ADVISOR
Halyard Asset Management, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

ARCM-SAR22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 10/7/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 10/7/22

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/7/22